2. REGULATORY FRAMEWORK (Details 1)	12 Months Ended
Dec. 31, 2019
Generator in construction 1
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	MG
Tecnology	15 MW
Applicable regime	SE Resolutions No. 1/19
Generator in construction 2
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	CC
Tecnology	176 MW
Applicable regime	SE Resolution No. 287/17
Generator in construction 3
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTB
Generating unit	CC
Tecnology	280 MW
Applicable regime	SE Resolution No. 220/07